TAXES ON INCOME (Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income before income tax expense as reported in the consolidated statements of comprehensive income	$ 7,717	$ 3,858	$ 1,502
Statutory tax rates	23.00%	23.00%	23.00%
Theoretical tax expense calculated	$ 1,775	$ 887	$ 345
Losses and other items for which a valuation allowance was provided (released)	0	0	(3,563)
Realization of carryforward tax losses for which valuation allowance was provided	0	0	(261)
Tax benefit arising from "Preferred enterprises"	(532)	(262)	(93)
Foreign tax rate differential in subsidiaries	(3)	(4)	17
Non-deductible items and others	124	43	18
Total	(411)	(223)	(3,882)
Income tax (benefit) expense	$ 1,364	$ 664	$ (3,537)